UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $69,631 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN SOFTWARE INC          CL A             029683109     1131   167052 SH       SOLE                   167052
BOLT TECHNOLOGY CORP           COM              097698104     2596   197141 SH       SOLE                   197141
CAL MAINE FOODS INC            COM NEW          128030202     1895    60000 SH       SOLE                    60000
CECO ENVIRONMENTAL CORP        COM              125141101      985   165345 SH       SOLE                   165345
COSTAMARE INC                  SHS              Y1771G102     5450   376913 SH       SOLE                   376913
CPI CORP                       COM              125902106     1309    58045 SH       SOLE                    58045
CRUDE CARRIERS CORPORATION     COM              Y1820X106     2022   121925 SH       SOLE                   121925
DEL MONTE FOODS CO             COM              24522P103     6580   350000 SH       SOLE                   350000
DREAMS INC                     COM              261983209     2963  1109820 SH       SOLE                  1109820
DRUGSTORE COM INC              COM              262241102      769   348100 SH       SOLE                   348100
ENERGY SVCS OF AMERICA CORP    COM              29271Q103      434    94555 SH       SOLE                    94555
ENTEGRIS INC                   COM              29362U104      137    18400 SH       SOLE                    18400
FAMOUS DAVES AMER INC          COM              307068106      530    47500 SH       SOLE                    47500
FEI CO                         COM              30241L109     4395   166400 SH       SOLE                   166400
FURNITURE BRANDS INTL INC      COM              360921100     1308   254497 SH       SOLE                   254497
GLOBAL DEFENSE TECH SYS INC    COM              37950B107       34     2038 SH       SOLE                     2038
INSTEEL INDUSTRIES INC         COM              45774W108     1875   150099 SH       SOLE                   150099
INTEGRATED ELECTRICAL SVC      COM              45811E301     1432   406700 SH       SOLE                   406700
INTERVAL LEISURE GROUP INC     COM              46113M108      939    58165 SH       SOLE                    58165
KEY TECHNOLOGY INC             COM              493143101      947    55672 SH       SOLE                    55672
KIRKLANDS INC                  COM              497498105     1989   141802 SH       SOLE                   141802
LASERCARD CORP                 COM              51807U101       52     8332 SH       SOLE                     8332
MTR GAMING GROUP INC           COM              553769100      539   265522 SH       SOLE                   265522
NORTECH SYS INC                COM              656553104      744   180143 SH       SOLE                   180143
ORCHIDS PAPER PRODS CO DEL     COM              68572N104     2095   171194 SH       SOLE                   171194
PAR TECHNOLOGY CORP            COM              698884103      572   100197 SH       SOLE                   100197
RIGNET INC                     COM              766582100      682    50000 SH       SOLE                    50000
ROBBINS & MYERS INC            COM              770196103    10677   298400 SH       SOLE                   298400
S L INDS INC                   COM              784413106     1406    80395 SH       SOLE                    80395
SEAHAWK DRILLING INC           COM              81201R107      224    25000 SH       SOLE                    25000
THOMPSON CREEK METALS CO INC   COM              884768102     1100    74700 SH       SOLE                    74700
TWIN DISC INC                  COM              901476101     6433   215448 SH       SOLE                   215448
ULTRA PETROLEUM CORP           COM              903914109     1553    32500 SH       SOLE                    32500
VISHAY PRECISION GROUP INC     COM              92835K103     3084   163669 SH       SOLE                   163669
WEST MARINE INC                COM              954235107      670    63327 SH       SOLE                    63327
WILLIAMS CTLS INC              COM NEW          969465608       80     7500 SH       SOLE                     7500